Investment Strategy - 21Shares Active Crypto ETF	Mar. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in Crypto Assets or in securities or other instruments that provide economic exposure to Crypto Assets or have economic characteristics that are substantially similar to Crypto Assets (“Crypto Asset-related investments”). The term “Crypto Asset” means an asset that (1) is generated, issued, and/or transferred using a blockchain or similar distributed ledger technology network, including, but not limited to, assets known as “tokens,” “digital assets,” “virtual currencies,” and “coins,” and (2) relies on cryptographic protocols. Any Crypto Asset in which the Fund invests will meet the following criteria: (i) have a trading history of at least 12 months, (ii) have an average daily trading volume of at least $25 million over the past 30-day period, and (iii) are traded on at least three markets. The Fund does not expect to invest in coins inspired by internet meme characters, current events, or trends typically purchased for entertainment, social interaction and cultural purposes only and the value of which is driven solely by market demand and speculation, or meme coins that have no use or functionality.
The Fund may invest in any combination of the Crypto Asset-related investments described below.
•Exchange-Traded Products (“ETPs”) and Exchange-Traded Funds. The Fund may invest in U.S. and foreign exchange-traded products that provide exposure to one or more Crypto Assets or a combination of investments that provide similar exposure. Such ETPs may include those that hold one or more Crypto Assets directly (“Spot Crypto ETPs”) or Crypto Assets together with other assets classes. Initially, the Fund expects to, and at points thereafter, the Fund may, invest to a significant extent (e.g., 40% or more) in ETPs and/or ETFs. ETPs may include exchange-traded notes (“ETNs”), which are unsecured debt securities that generally seek to track the performance of a reference asset, such as an index of Crypto Assets or a Crypto Asset. To the extent the Fund invests in ETPs, ETPs are not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, therefore, do not provide investors, including the Fund, with the investor protections of the 1940 Act. ETFs in which the Fund may invest are registered under the 1940 Act and generally seek to provide exposure to one or more Crypto Assets or other Crypto Asset-related investments. The Fund may invest in ETPs and ETFs managed by, sponsored by, or otherwise associated with the Sub-Adviser.
•Crypto Asset-Related Derivatives. The Fund may invest in financial instruments, including swap agreements, futures contracts, options contracts, and other derivative instruments that provide direct and indirect exposure to one or more Crypto Assets. Swap agreements are derivative contracts entered into primarily with major global financial institutions for a specified period. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of a reference asset or benchmark, such as an index or a Crypto Asset. Swap agreements in which the Fund may invest may reference: U.S. or foreign-listed ETPs and ETFs that provide exposure to a Crypto Asset, a Crypto Asset index or other Crypto Asset reference rate, or any other Crypto Asset reference asset that the Adviser and Sub-Adviser believe will help the Fund to realize its investment objective. The Fund expects to invest primarily in fully collateralized total return swap agreements that provide for periodic (e.g., daily) collateral and exposure adjustments to ensure the Fund maintains its desired exposure.
•Depositary Receipts. Once available, the Fund may invest in Depositary Receipts (“DRs”) representing one or more Crypto Assets. DRs are negotiable receipts issued by a financial institution that evidence direct ownership of underlying assets, in this case Crypto Assets, held with a custodian. As of the date of this Prospectus, DRs on Crypto Assets are not yet available for investment by the Fund.
There can be no assurance that the returns of any Crypto Asset-related investment in which the Fund invests will correspond, or be closely related, to the performance of the underlying Crypto Asset. Generally, Crypto Asset-related investments are subject to certain implementation costs and expenses not applicable to direct investments in a Crypto Asset that will cause the returns of Crypto Asset-related investments to differ from those of direct investments in the reference Crypto Asset. Additionally, the Fund’s investments in Crypto Asset-related investments provide the Fund with indirect exposure to a Crypto Asset, which also may contribute to differences in returns in comparison to those of direct investments in the Crypto Asset. The ability to trade most Crypto Assets 24 hours a day also may give rise to differences in returns of Crypto Asset-related investments that trade during standard market hours.
In seeking to achieve its investment objective, the Fund may also invest in equity securities (i.e., common stock and preferred stock) of “crypto-related companies.” For these purposes, crypto-related companies are companies whose primary business activity is centered around developing, investing in, supporting or facilitating access to Crypto Assets.
The Fund may also seek to generate income and capital appreciation through staking an applicable Crypto Asset. Staking is only available for those Crypto Assets that use a “proof of stake” mechanism to process transactions. Generally, staking means that the Fund will agree to lock up a Crypto Asset that it or the Subsidiary (as that term is defined below) holds for it to be used in the proof-of-stake validation process employed by the Crypto Asset’s network. In return, the Fund will receive staking rewards in the form of the staked Crypto Asset, which represent portions of the Crypto Asset’s network’s transaction fees. To the extent the period during which a Crypto Asset is locked up for staking purposes is longer than seven days, the Fund will treat the Crypto Asset as an illiquid investment subject to its 15% limit on illiquid investments.
All Crypto Assets held by the Fund, including those held by the Subsidiary, will be held in the custody of BitGo Bank & Trust, National Association (“BitGo”), the Fund’s crypto custodian (the “Crypto Custodian”).
The Fund also expects to invest in cash, cash equivalents, or high-quality securities, such as (i) U.S. Government securities, including bills, notes, and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser and Sub-Adviser to be of comparable quality. Such investments are designed to provide liquidity or satisfy collateral and/or margin requirements associated with the Fund’s investments in Crypto Asset-related investments. The Fund will also invest in reverse repurchase agreements, a form of borrowing.
The mix of Crypto Assets used to achieve the Fund’s investment objective is at the sole discretion of the Adviser and/or Sub-Adviser and may change over time. The Sub-Adviser employs an actively managed strategy that combines institutional-grade fundamental research (i.e., professional-level research based on blockchain data, market structure, and macroeconomic analysis) with a quantitative overlay (i.e., a rules-based model that uses measurable market data to systematically adjust position sizes) to adjust portfolio weights relative to a baseline market-capitalization approach. The Sub-Adviser’s investment process begins with a structured, fundamental assessment. The Sub-Adviser uses a proprietary scoring rubric to evaluate crypto assets for possible inclusion in the Fund. Crypto Assets are scored on an ongoing basis using factors such as technology, regulatory outlook, crypto community engagement (i.e., active participation of individuals such as developers, investors and enthusiasts, in supporting, discussing, and influencing a cryptocurrency project or blockchain ecosystem) and ecosystem activity (i.e., the operations, interactions, and innovations within the network of technology, digital assets, platforms, participants, and services that enable the creation, transfer, and management of Crypto Assets).
The portfolio construction process incorporates a range of product and risk constraints, including constraints related to investment liquidity, instrument availability (e.g., ETPs, futures, etc.), and regulatory considerations. Once these constraints are applied, the portfolio may be further adjusted based on the Sub-Adviser’s views on upcoming catalysts, macro or sector-specific developments, and technical analysis, where appropriate. This multi-layered approach is designed to allocate capital toward higher conviction opportunities while managing downside risk and maintaining sufficient flexibility to adapt to evolving market conditions. The investment philosophy is centered on a disciplined and transparent process that blends structured research, data-driven insights, and practical implementation considerations. While the Fund’s exposure to Crypto Assets may change over time, as of the date of this Prospectus, the Fund anticipates having significant exposure to bitcoin, ether, Hyperliquid (“HYPE”), Solana, and XRP.
At the discretion of the Adviser and Sub-Adviser, the Fund and the Subsidiary (as defined below) may take short positions in, or purchase put options on, any Crypto Assets or corresponding Crypto Asset-related investments that the Adviser believes will be negatively affected by emerging secular trends, or that have a combination of weakening fundamentals and excessive valuation. When taking a short position, the Fund may sell an instrument that it does not own and then borrow the instrument to meet its settlement obligations. A short position or a purchased put option will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases.
The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.
The Fund expects to invest in certain Crypto Assets or Crypto Asset-related investments indirectly through a wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to one or more of the Crypto Assets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in certain investments that do not generate qualifying income for tax purposes. The Subsidiary, which is also managed by the Adviser, may invest in Crypto Assets and certain other investments, such as derivatives instruments (including swaps, futures, and options), to a greater extent than the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. Because the Fund intends to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter.
The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in Crypto Assets or in securities or other instruments that provide economic exposure to Crypto Assets or have economic characteristics that are substantially similar to Crypto Assets (“Crypto Asset-related investments”).